JPMorgan SmartRetirement® Blend 2030 Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 49.9%
Fixed Income — 13.6%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	21,407	151,776
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,533	30,212
JPMorgan High Yield Fund Class R6 Shares (a)	15,063	90,830
Total Fixed Income		272,818
International Equity — 7.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	10,822	147,505
U.S. Equity — 29.0%
JPMorgan Equity Index Fund Class R6 Shares (a)	10,832	582,742
Total Investment Companies (Cost $1,002,773)		1,003,065
Exchange-Traded Funds — 31.2%
Alternative Assets — 2.2%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	561	43,978
Fixed Income — 6.4%
JPMorgan High Yield Research Enhanced ETF (a)	95	4,033
JPMorgan Inflation Managed Bond ETF (a)	288	13,066
JPMorgan U.S. Aggregate Bond ETF (a)	2,476	112,684
Total Fixed Income		129,783
International Equity — 15.6%
JPMorgan BetaBuilders International Equity ETF (a)	7,399	313,045
U.S. Equity — 7.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,092	74,058
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	1,341	65,899
Total U.S. Equity		139,957
Total Exchange-Traded Funds (Cost $698,842)		626,763
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 4.3%
Aerospace & Defense — 0.2%
Boeing Co. (The)
1.17%, 2/4/2023	85	84
1.95%, 2/1/2024	85	82
1.43%, 2/4/2024	170	161
2.50%, 3/1/2025	249	231
2.75%, 2/1/2026	59	53
2.20%, 2/4/2026	105	93
2.70%, 2/1/2027	1,496	1,298
3.45%, 11/1/2028	180	155
L3Harris Technologies, Inc. 1.80%, 1/15/2031	100	75
Northrop Grumman Corp.
5.15%, 5/1/2040	220	206
3.85%, 4/15/2045	115	88

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
Raytheon Technologies Corp.
2.25%, 7/1/2030	373	301
2.82%, 9/1/2051	385	241
		3,068
Automobiles — 0.1%
General Motors Co. 6.80%, 10/1/2027	292	295
Hyundai Capital America
1.15%, 11/10/2022 (b)	945	942
2.65%, 2/10/2025 (b)	596	555
1.30%, 1/8/2026 (b)	90	78
2.38%, 10/15/2027 (b)	730	609
		2,479
Banks — 0.9%
AIB Group plc (Ireland) 4.75%, 10/12/2023 (b)	865	853
Banco Santander SA (Spain)
5.15%, 8/18/2025	200	194
1.85%, 3/25/2026	400	345
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	165
2.75%, 12/3/2030	400	283
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	511	446
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	125	109
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	1,230	1,119
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	295	276
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	175	137
Bank of Ireland Group plc (Ireland)
4.50%, 11/25/2023 (b)	460	452
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (b) (c)	221	216
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	203	168
Banque Federative du Credit Mutuel SA (France) 1.60%, 10/4/2026 (b)	345	295
Barclays plc (United Kingdom)
4.34%, 1/10/2028	265	236
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	200	145
BNP Paribas SA (France)
(SOFR + 1.22%), 2.16%, 9/15/2029 (b) (c)	346	271
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035 (b) (c)	250	179
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (c)	500	450
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (c)	442	395
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	110	84
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	367	288
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (b)	255	170
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	580	557
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	617	525

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (b) (c)	320	266
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,660	1,327
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	200	155
Intesa Sanpaolo SpA (Italy) Series XR, 3.25%, 9/23/2024 (b)	400	377
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	205	174
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (c)	326	323
3.74%, 3/7/2029	813	727
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	210	177
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 5.41%, 9/13/2028 (c)	525	513
NatWest Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	375	329
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (b)	200	195
Santander UK Group Holdings plc (United Kingdom) (SOFR + 0.99%), 1.67%, 6/14/2027 (c)	215	179
Societe Generale SA (France)
4.25%, 4/14/2025 (b)	780	741
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	300	254
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	255	212
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	590	431
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (b) (c)	1,105	1,104
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (c)	200	169
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	265	216
Wells Fargo & Co.
4.30%, 7/22/2027	1,500	1,402
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	484	415
(SOFR + 2.13%), 4.61%, 4/25/2053 (c)	315	256
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040	50	32
3.13%, 11/18/2041	217	139
		18,471
Beverages — 0.0% ^
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 3.75%, 7/15/2042	940	714
Keurig Dr Pepper, Inc. 3.80%, 5/1/2050	244	173
		887
Biotechnology — 0.1%
AbbVie, Inc.
2.95%, 11/21/2026	265	243
3.20%, 11/21/2029	624	546
4.05%, 11/21/2039	600	483
4.25%, 11/21/2049	210	169
Amgen, Inc.
3.15%, 2/21/2040	429	309

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
3.00%, 1/15/2052	100	63
Biogen, Inc. 2.25%, 5/1/2030	125	98
Gilead Sciences, Inc. 2.60%, 10/1/2040	253	167
		2,078
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	203	153
Capital Markets — 0.3%
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	250	158
Credit Suisse Group AG (Switzerland) 4.28%, 1/9/2028 (b)	1,015	862
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	795	675
(SOFR + 1.72%), 3.04%, 5/28/2032 (c)	408	292
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	1,293	1,248
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (c)	1,149	991
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	274	238
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	420	359
(SOFR + 1.53%), 2.87%, 1/14/2033 (b) (c)	200	150
Morgan Stanley
(SOFR + 1.20%), 2.51%, 10/20/2032 (c)	415	317
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	255	178
S&P Global, Inc.
2.70%, 3/1/2029 (b)	311	269
4.25%, 5/1/2029 (b)	285	268
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.49%, 5/12/2026 (b) (c)	365	352
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (b) (c)	200	190
		6,547
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	197	179
International Flavors & Fragrances, Inc. 3.47%, 12/1/2050 (b)	141	92
LYB International Finance III LLC 1.25%, 10/1/2025	127	112
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	111	98
		481
Consumer Finance — 0.2%
AerCap Ireland Capital DAC (Ireland)
3.15%, 2/15/2024	400	384
6.50%, 7/15/2025	200	200
2.45%, 10/29/2026	150	127
4.63%, 10/15/2027	880	790
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (b)	207	187
5.50%, 1/15/2026 (b)	650	611
2.13%, 2/21/2026 (b)	110	92

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
4.25%, 4/15/2026 (b)	20	18
2.53%, 11/18/2027 (b)	1,092	854
Capital One Financial Corp.
3.80%, 1/31/2028	200	181
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	230	172
General Motors Financial Co., Inc. 3.80%, 4/7/2025	345	329
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (b)	575	572
5.50%, 2/15/2024 (b)	59	58
		4,575
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	238	208
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	90
Diversified Financial Services — 0.0% ^
Corebridge Financial, Inc. 3.85%, 4/5/2029 (b)	115	102
Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (b)	130	122
Shell International Finance BV (Netherlands) 3.13%, 11/7/2049	215	147
		371
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.30%, 6/1/2027	322	281
3.50%, 6/1/2041	584	421
3.55%, 9/15/2055	369	242
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (b)	500	398
Verizon Communications, Inc.
2.10%, 3/22/2028	150	127
2.36%, 3/15/2032	132	101
2.65%, 11/20/2040	204	133
		1,703
Electric Utilities — 0.3%
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	113	77
Duke Energy Progress LLC 2.90%, 8/15/2051	165	107
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (b)	85	65
Edison International 5.75%, 6/15/2027	225	220
Emera US Finance LP (Canada) 4.75%, 6/15/2046	223	175
Entergy Arkansas LLC 2.65%, 6/15/2051	84	51
Entergy Louisiana LLC
4.00%, 3/15/2033	166	147
2.90%, 3/15/2051	70	44
Evergy, Inc. 2.90%, 9/15/2029	441	364
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	530	472
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	210	164
Fortis, Inc. (Canada) 3.06%, 10/4/2026	283	257
Indiana Michigan Power Co. 3.25%, 5/1/2051	150	100

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	136	112
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (b)	212	203
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	103	76
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (b)	280	168
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	105	93
2.45%, 12/2/2027 (b)	365	299
OGE Energy Corp. 0.70%, 5/26/2023	130	127
Ohio Power Co. Series R, 2.90%, 10/1/2051	200	125
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	160	155
Pacific Gas and Electric Co.
1.70%, 11/15/2023	170	163
3.25%, 2/16/2024	460	444
3.45%, 7/1/2025	130	121
2.95%, 3/1/2026	328	289
3.75%, 8/15/2042 (d)	79	50
4.30%, 3/15/2045	80	53
PacifiCorp 4.15%, 2/15/2050	135	109
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	130	118
Series A-4, 5.21%, 12/1/2047	80	76
Series A-5, 5.10%, 6/1/2052	150	143
Public Service Co. of Oklahoma Series K, 3.15%, 8/15/2051	90	58
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	202	178
Series C, 4.13%, 3/1/2048	131	97
Union Electric Co. 3.90%, 4/1/2052	191	150
Vistra Operations Co. LLC 4.88%, 5/13/2024 (b)	420	409
		6,059
Energy Equipment & Services — 0.0% ^
Schlumberger Holdings Corp. 4.00%, 12/21/2025 (b)	296	285
Entertainment — 0.1%
Activision Blizzard, Inc. 1.35%, 9/15/2030	236	179
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	357	331
Walt Disney Co. (The)
2.65%, 1/13/2031	386	319
3.50%, 5/13/2040	371	287
		1,116
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.
1.50%, 1/31/2028	185	148
1.88%, 10/15/2030	1,039	769
Brixmor Operating Partnership LP
2.25%, 4/1/2028	170	137
2.50%, 8/16/2031	100	73
Corporate Office Properties LP 2.75%, 4/15/2031	271	199

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
CubeSmart LP 2.00%, 2/15/2031	505	379
Equinix, Inc.
2.90%, 11/18/2026	314	282
2.00%, 5/15/2028	424	347
Healthcare Realty Holdings LP 2.00%, 3/15/2031	414	304
Healthpeak Properties, Inc. 2.13%, 12/1/2028	323	264
Life Storage LP 2.40%, 10/15/2031	290	218
Office Properties Income Trust
2.65%, 6/15/2026	280	210
2.40%, 2/1/2027	350	252
Physicians Realty LP 2.63%, 11/1/2031	130	99
Realty Income Corp. 1.80%, 3/15/2033	275	193
Sabra Health Care LP 3.20%, 12/1/2031	205	151
Safehold Operating Partnership LP 2.85%, 1/15/2032	391	291
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (b)	565	529
UDR, Inc.
2.10%, 8/1/2032	416	300
1.90%, 3/15/2033	65	45
WP Carey, Inc.
2.40%, 2/1/2031	163	125
2.45%, 2/1/2032	160	119
2.25%, 4/1/2033	90	64
		5,498
Food & Staples Retailing — 0.1%
7-Eleven, Inc.
0.63%, 2/10/2023 (b)	595	586
1.30%, 2/10/2028 (b)	112	90
2.50%, 2/10/2041 (b)	112	70
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (b)	300	204
3.63%, 5/13/2051 (b)	335	216
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (b)	110	97
		1,263
Food Products — 0.0% ^
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	143	112
Kraft Heinz Foods Co.
4.63%, 10/1/2039	240	199
4.38%, 6/1/2046	132	103
Smithfield Foods, Inc. 3.00%, 10/15/2030 (b)	443	342
		756
Gas Utilities — 0.0% ^
Atmos Energy Corp.
0.63%, 3/9/2023	85	84

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — continued
2.85%, 2/15/2052	230	145
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	202	155
		384
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	68	59
DH Europe Finance II SARL 3.25%, 11/15/2039	119	90
		149
Health Care Providers & Services — 0.2%
Banner Health 1.90%, 1/1/2031	288	221
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	115	73
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	175	121
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	215	134
CommonSpirit Health
1.55%, 10/1/2025	75	67
2.78%, 10/1/2030	170	136
3.91%, 10/1/2050	75	53
Elevance Health, Inc. 2.25%, 5/15/2030	422	340
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	350	236
HCA, Inc.
5.25%, 6/15/2026	968	935
5.50%, 6/15/2047	140	118
3.50%, 7/15/2051	128	79
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	150	109
MidMichigan Health Series 2020, 3.41%, 6/1/2050	45	31
MultiCare Health System 2.80%, 8/15/2050	132	82
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	160	107
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	215	137
Universal Health Services, Inc. 2.65%, 10/15/2030 (b)	208	154
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	340	222
		3,355
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	214	146
Household Durables — 0.0% ^
Lennar Corp. 4.50%, 4/30/2024	75	74
Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust 1.84%, 11/15/2023 (b)	670	627
Constellation Energy Generation LLC
3.25%, 6/1/2025	892	846
5.75%, 10/1/2041	205	189
Southern Power Co. 5.15%, 9/15/2041	230	201
		1,863
Industrial Conglomerates — 0.0% ^
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	522	468

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — 0.1%
Athene Global Funding
2.75%, 6/25/2024 (b)	313	296
2.50%, 1/14/2025 (b)	124	116
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	180	138
Brown & Brown, Inc. 2.38%, 3/15/2031	422	315
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (b)	316	194
New York Life Insurance Co. 3.75%, 5/15/2050 (b)	438	324
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (b)	190	158
Teachers Insurance & Annuity Association of America 3.30%, 5/15/2050 (b)	429	292
		1,833
Internet & Direct Marketing Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	355	291
IT Services — 0.0% ^
CGI, Inc. (Canada) 1.45%, 9/14/2026	204	176
Global Payments, Inc.
3.20%, 8/15/2029	367	306
5.30%, 8/15/2029	70	66
		548
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	294	208
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	152	115
3.50%, 3/1/2042	160	102
3.70%, 4/1/2051	467	283
Comcast Corp.
3.25%, 11/1/2039	380	279
2.80%, 1/15/2051	270	165
Discovery Communications LLC 3.63%, 5/15/2030	164	135
		1,079
Metals & Mining — 0.0% ^
Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (b)	295	285
Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (b)	346	265
Steel Dynamics, Inc. 1.65%, 10/15/2027	275	225
		775
Multiline Retail — 0.0% ^
Nordstrom, Inc. 4.25%, 8/1/2031	272	186
Multi-Utilities — 0.0% ^
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	204	126
Consumers Energy Co. 3.25%, 8/15/2046	102	74
Puget Energy, Inc. 2.38%, 6/15/2028	258	215
San Diego Gas & Electric Co. 2.95%, 8/15/2051	350	227

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	160	100
WEC Energy Group, Inc. 1.38%, 10/15/2027	236	194
		936
Oil, Gas & Consumable Fuels — 0.3%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (b)	200	172
Boardwalk Pipelines LP 4.45%, 7/15/2027	185	172
BP Capital Markets America, Inc.
3.63%, 4/6/2030	279	251
2.77%, 11/10/2050	208	129
3.00%, 3/17/2052	75	48
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	375	376
Coterra Energy, Inc. 3.90%, 5/15/2027 (b)	140	130
Energy Transfer LP
3.90%, 5/15/2024 (d)	535	522
3.90%, 7/15/2026	303	282
4.40%, 3/15/2027	445	415
5.00%, 5/15/2044 (d)	525	405
Enterprise Products Operating LLC 4.45%, 2/15/2043	317	255
Exxon Mobil Corp. 3.00%, 8/16/2039	643	477
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	180	140
4.32%, 12/30/2039 (b)	130	92
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	197	150
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	500	448
3.45%, 10/15/2027 (b)	306	271
HF Sinclair Corp.
2.63%, 10/1/2023 (b)	202	195
5.88%, 4/1/2026 (b)	109	107
MPLX LP 4.50%, 4/15/2038	226	182
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	195	153
Phillips 66 Co. 3.55%, 10/1/2026 (b)	214	199
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	438	438
Targa Resources Corp. 4.20%, 2/1/2033	90	75
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	429	306
		6,390
Personal Products — 0.0% ^
GSK Consumer Healthcare Capital US LLC 4.00%, 3/24/2052 (b)	350	259
Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	50	54
Bristol-Myers Squibb Co. 4.13%, 6/15/2039	265	232
Merck & Co., Inc. 2.35%, 6/24/2040	312	209
Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040	1,065	754
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	227	207

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Viatris, Inc.
3.85%, 6/22/2040	252	157
4.00%, 6/22/2050	181	108
		1,721
Road & Rail — 0.1%
CSX Corp. 3.80%, 11/1/2046	219	167
Kansas City Southern 4.70%, 5/1/2048	178	153
Norfolk Southern Corp. 3.05%, 5/15/2050	215	140
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (b)	700	594
Union Pacific Corp. 3.55%, 8/15/2039	297	235
		1,289
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 2.80%, 10/1/2041	224	159
Broadcom, Inc.
1.95%, 2/15/2028 (b)	470	385
3.19%, 11/15/2036 (b)	69	47
KLA Corp. 3.30%, 3/1/2050	370	260
Microchip Technology, Inc.
0.97%, 2/15/2024	63	60
0.98%, 9/1/2024	161	148
NXP BV (China) 3.25%, 5/11/2041	340	222
TSMC Global Ltd. (Taiwan)
1.38%, 9/28/2030 (b)	350	261
4.63%, 7/22/2032 (b)	200	190
Xilinx, Inc. 2.38%, 6/1/2030	610	503
		2,235
Software — 0.1%
Oracle Corp. 3.80%, 11/15/2037	540	392
Roper Technologies, Inc. 1.75%, 2/15/2031	218	161
VMware, Inc.
1.40%, 8/15/2026	394	337
4.70%, 5/15/2030	364	327
		1,217
Specialty Retail — 0.1%
Home Depot, Inc. (The) 4.95%, 9/15/2052	153	144
Lowe's Cos., Inc.
1.70%, 10/15/2030	235	177
3.70%, 4/15/2046	438	313
Tractor Supply Co. 1.75%, 11/1/2030	436	327
		961
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	400	316

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
2.70%, 8/5/2051	315	208
Dell International LLC 6.20%, 7/15/2030	850	827
		1,351
Thrifts & Mortgage Finance — 0.0% ^
BPCE SA (France) (SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	864	750
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	340	240
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	416	331
4.39%, 8/15/2037	255	182
3.73%, 9/25/2040	346	221
		974
Trading Companies & Distributors — 0.1%
Air Lease Corp.
3.38%, 7/1/2025	390	364
2.88%, 1/15/2026	235	210
1.88%, 8/15/2026	675	572
		1,146
Wireless Telecommunication Services — 0.0% ^
America Movil SAB de CV (Mexico) 2.88%, 5/7/2030	220	185
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052 (b)	155	123
		308
Total Corporate Bonds (Cost $108,728)		86,984
U.S. Treasury Obligations — 4.3%
U.S. Treasury Bonds
1.13%, 5/15/2040	10,619	6,636
1.13%, 8/15/2040	9,253	5,732
1.88%, 2/15/2041	2,964	2,099
2.25%, 5/15/2041	341	258
1.75%, 8/15/2041	485	332
2.00%, 11/15/2041	225	161
3.38%, 8/15/2042	1,265	1,146
2.25%, 8/15/2046	930	670
1.25%, 5/15/2050	966	541
1.38%, 8/15/2050	11,655	6,749
1.63%, 11/15/2050	2,118	1,315
1.88%, 2/15/2051	3,461	2,291
2.38%, 5/15/2051	70	52
2.25%, 2/15/2052	1,460	1,061
3.00%, 8/15/2052	574	495
U.S. Treasury Notes
0.13%, 1/31/2023 (e)	6,966	6,886
1.75%, 7/31/2024	7,180	6,862
0.38%, 11/30/2025	4,423	3,921

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
1.88%, 2/28/2027	4,023	3,664
3.25%, 6/30/2027	3,075	2,964
2.75%, 7/31/2027	75	71
3.13%, 8/31/2027	1,635	1,568
1.25%, 4/30/2028	3,385	2,912
1.25%, 5/31/2028	3,218	2,763
1.00%, 7/31/2028	2,205	1,857
1.88%, 2/28/2029	4,203	3,699
2.88%, 4/30/2029	3,688	3,443
3.13%, 8/31/2029	8,646	8,206
1.63%, 5/15/2031	1,050	881
2.88%, 5/15/2032	4,765	4,405
U.S. Treasury STRIPS Bonds 1.02%, 8/15/2026 (f)	2,540	2,165
Total U.S. Treasury Obligations (Cost $101,649)		85,805
Mortgage-Backed Securities — 3.6%
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	517	473
Pool # QA6772, 3.50%, 1/1/2050	248	225
Pool # QB1397, 2.50%, 7/1/2050	68	57
Pool # QB4026, 2.50%, 10/1/2050	1,850	1,566
Pool # QB4045, 2.50%, 10/1/2050	1,168	987
Pool # QB4484, 2.50%, 10/1/2050	626	535
Pool # QB4542, 2.50%, 10/1/2050	638	545
Pool # RA4224, 3.00%, 11/1/2050	263	231
Pool # QB8503, 2.50%, 2/1/2051	748	632
Pool # QC4789, 3.00%, 7/1/2051	627	550
Pool # QD5778, 3.00%, 1/1/2052	709	620
Pool # QD4686, 4.00%, 1/1/2052	440	409
Pool # QE1637, 4.00%, 5/1/2052	311	291
Pool # QE1832, 4.50%, 5/1/2052	393	379
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	1,049	1,053
Pool # FM3118, 3.00%, 5/1/2050	473	417
Pool # BQ2894, 3.00%, 9/1/2050	1,042	916
Pool # BQ3996, 2.50%, 10/1/2050	831	706
Pool # BQ5243, 3.50%, 10/1/2050	353	320
Pool # CA7398, 3.50%, 10/1/2050	1,241	1,128
Pool # BR4318, 3.00%, 1/1/2051	223	196
Pool # CA8637, 4.00%, 1/1/2051	1,670	1,563
Pool # CB2637, 2.50%, 1/1/2052	927	782
Pool # BU3079, 3.00%, 1/1/2052	455	397
Pool # BV0273, 3.00%, 1/1/2052	1,306	1,147
Pool # CB2670, 3.00%, 1/1/2052	841	739
Pool # BV4831, 3.00%, 2/1/2052	430	376
Pool # BV0295, 3.50%, 2/1/2052	1,203	1,099
Pool # BV3950, 4.00%, 2/1/2052	540	503

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BV6743, 4.50%, 5/1/2052	447	430
Pool # BV9515, 6.00%, 6/1/2052	420	432
FNMA, Other
Pool # AM3010, 5.07%, 3/1/2028	524	536
Pool # BL8639, 1.09%, 4/1/2028	689	577
Pool # BS6144, 3.97%, 1/1/2029	1,505	1,461
Pool # AM5319, 4.34%, 1/1/2029	474	469
Pool # BS0448, 1.27%, 12/1/2029	993	808
Pool # BL9748, 1.60%, 12/1/2029	398	331
Pool # AN7593, 2.99%, 12/1/2029	291	265
Pool # AN8285, 3.11%, 3/1/2030	298	274
Pool # AM8544, 3.08%, 4/1/2030	133	122
Pool # BL9251, 1.45%, 10/1/2030	775	627
Pool # BS5985, 3.99%, 11/1/2030	540	522
Pool # AM4789, 4.18%, 11/1/2030	251	245
Pool # BL9891, 1.37%, 12/1/2030	540	434
Pool # BS5580, 3.68%, 1/1/2032	1,050	981
Pool # BL5680, 2.44%, 3/1/2032	1,375	1,154
Pool # AN6149, 3.14%, 7/1/2032	1,485	1,332
Pool # BS6345, 3.91%, 8/1/2032	500	471
Pool # BM3226, 3.44%, 10/1/2032 (g)	1,298	1,205
Pool # BS6822, 3.81%, 10/1/2032 (h)	945	931
Pool # BS6954, IO, 4.93%, 10/1/2032 (h)	767	782
Pool # BS6819, IO, 4.12%, 11/1/2032 (h)	1,085	1,086
Pool # AN7923, 3.33%, 1/1/2033	565	511
Pool # BS5357, 3.41%, 3/1/2033	770	694
Pool # AN9067, 3.51%, 5/1/2033	310	285
Pool # BS5511, 3.45%, 8/1/2033	1,030	933
Pool # BS5127, 3.15%, 9/1/2033	580	508
Pool # BL1012, 4.03%, 12/1/2033	300	286
Pool # BL0900, 4.08%, 2/1/2034	170	164
Pool # BL7124, 1.93%, 6/1/2035	706	555
Pool # AN4430, 3.61%, 1/1/2037	622	580
Pool # BF0230, 5.50%, 1/1/2058	1,520	1,575
Pool # BF0497, 3.00%, 7/1/2060	717	623
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 3.50%, 10/25/2052 (h)	135	122
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	959	874
Pool # BR3929, 3.50%, 10/20/2050	468	426
Pool # BW1726, 3.50%, 10/20/2050	612	558
Pool # BS8546, 2.50%, 12/20/2050	1,607	1,356
Pool # BR3928, 3.00%, 12/20/2050	741	667
Pool # BU7538, 3.00%, 12/20/2050	498	448
Pool # 785294, 3.50%, 1/20/2051	1,569	1,430
Pool # CA8452, 3.00%, 2/20/2051	2,160	1,941
Pool # CA9005, 3.00%, 2/20/2051	430	395
Pool # CB1543, 3.00%, 2/20/2051	1,528	1,353
Pool # CA3588, 3.50%, 2/20/2051	1,464	1,335

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB1536, 3.50%, 2/20/2051	1,630	1,494
Pool # CB1542, 3.00%, 3/20/2051	992	880
Pool # CB4433, 3.00%, 3/20/2051	1,790	1,564
Pool # CC0070, 3.00%, 3/20/2051	235	213
Pool # CC8726, 3.00%, 3/20/2051	354	314
Pool # CC8738, 3.00%, 3/20/2051	444	394
Pool # CC8723, 3.50%, 3/20/2051	2,001	1,824
Pool # CC0088, 4.00%, 3/20/2051	81	76
Pool # CC0092, 4.00%, 3/20/2051	191	180
Pool # CC8727, 3.00%, 4/20/2051	518	459
Pool # CC8739, 3.00%, 4/20/2051	1,461	1,298
Pool # CC8740, 3.00%, 4/20/2051	1,300	1,155
Pool # CC8751, 3.00%, 4/20/2051	264	234
Pool # CA3563, 3.50%, 7/20/2051	1,021	941
Pool # CE2586, 3.50%, 7/20/2051	1,453	1,325
Pool # MA7534, 2.50%, 8/20/2051	4,012	3,462
Pool # CK1527, 3.50%, 12/20/2051	1,049	961
Pool # CJ8184, 3.50%, 1/20/2052	1,141	1,039
Pool # CK2660, 3.00%, 2/20/2052	742	649
Pool # CK2716, 3.50%, 2/20/2052	866	788
Pool # CN3557, 4.50%, 5/20/2052	518	505
Pool # MA8200, 4.00%, 8/20/2052	274	257
GNMA II, Other Pool # 785183, 2.94%, 10/20/2070 (g)	713	634
Total Mortgage-Backed Securities (Cost $85,194)		72,582
Asset-Backed Securities — 3.3%
ACC Auto Trust
Series 2021-A, Class A, 1.08%, 4/15/2027 (b)	251	247
Series 2021-A, Class B, 1.79%, 4/15/2027 (b)	865	825
ACC Trust Series 2021-1, Class B, 1.43%, 7/22/2024 (b)	436	433
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (b)	408	362
Affirm Asset Securitization Trust Series 2021-A, Class A, 0.88%, 8/15/2025 (b)	453	450
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	815	695
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	634	551
Series 2016-3, Class AA, 3.00%, 10/15/2028	451	389
Series 2021-1, Class B, 3.95%, 7/11/2030	903	733
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class B, 0.76%, 12/18/2025	710	683
Series 2020-3, Class C, 1.06%, 8/18/2026	315	296
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 ‡ (b)	420	393
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡ (b)	215	193
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 ‡ (b)	725	641
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 ‡ (b)	390	344
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 ‡ (b)	330	278
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 ‡ (b)	290	265
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (b)	100	96

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (b)	941	859
Series 2021-1A, Class A, 2.16%, 4/15/2036 (b)	676	594
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (b)	955	811
Series 2022-1A, Class A, 4.46%, 6/15/2037 (b)	648	598
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (b)	338	303
CarMax Auto Owner Trust Series 2020-4, Class C, 1.30%, 8/17/2026	290	267
Carvana Auto Receivables Trust Series 2020-P1, Class C, 1.32%, 11/9/2026	405	361
Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (b)	190	175
CPS Auto Receivables Trust
Series 2021-A, Class B, 0.61%, 2/18/2025 (b)	28	28
Series 2021-B, Class C, 1.23%, 3/15/2027 (b)	675	648
Credit Acceptance Auto Loan Trust Series 2020-2A, Class C, 2.73%, 11/15/2029 (b)	750	723
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (b)	167	162
Crossroads Asset Trust Series 2021-A, Class A2, 0.82%, 3/20/2024 (b)	65	64
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	480	412
Delta Air Lines Pass-Through Trust
Series 2015-1, Class B, 4.25%, 7/30/2023	168	164
Series 2020-1, Class A, 2.50%, 6/10/2028	505	423
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (b)	130	118
Series 2021-1A, Class C, 2.70%, 11/21/2033 ‡ (b)	394	360
DT Auto Owner Trust
Series 2021-1A, Class C, 0.84%, 10/15/2026 (b)	330	316
Series 2021-2A, Class C, 1.10%, 2/16/2027 (b)	215	205
Series 2022-2A, Class D, 5.46%, 3/15/2028 (b)	385	364
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 ‡ (b)	441	390
Series 2021-A, Class C, 2.09%, 8/27/2035 ‡ (b)	199	173
Exeter Automobile Receivables Trust Series 2021-2A, Class C, 0.98%, 6/15/2026	760	732
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (b)	795	755
Series 2021-1A, Class A, 1.27%, 3/15/2027 (b)	639	611
First Investors Auto Owner Trust Series 2021-1A, Class B, 0.89%, 3/15/2027 (b)	350	337
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 ‡ (b)	1,145	952
Series 2022-SFR1, Class E1, 5.00%, 5/17/2039 ‡ (b)	395	353
Flagship Credit Auto Trust
Series 2021-1, Class B, 0.68%, 2/16/2027 (b)	460	446
Series 2020-4, Class C, 1.28%, 2/16/2027 (b)	585	558
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (g)	720	581
FREED ABS Trust Series 2021-2, Class B, 1.03%, 6/19/2028 (b)	388	385
Genesis Sales Finance Master Trust Series 2020-AA, Class A, 1.65%, 9/22/2025 (b)	670	655
GLS Auto Receivables Issuer Trust
Series 2020-4A, Class B, 0.87%, 12/16/2024 (b)	46	45
Series 2021-2A, Class B, 0.77%, 9/15/2025 (b)	320	314
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 ‡ (b)	1,102	948

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-3, Class D, 3.00%, 1/17/2041 ‡ (b)	645	545
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	380	364
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (b)	712	688
Lendingpoint Asset Securitization Trust
Series 2021-A, Class A, 1.00%, 12/15/2028 (b)	203	202
Series 2021-A, Class B, 1.46%, 12/15/2028 ‡ (b)	535	520
Series 2021-B, Class A, 1.11%, 2/15/2029 (b)	439	432
Series 2021-B, Class B, 1.68%, 2/15/2029 ‡ (b)	570	537
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (b)	1,264	1,243
LL ABS Trust Series 2021-1A, Class A, 1.07%, 5/15/2029 (b)	283	271
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032 (b)	844	829
Series 2021-AA, Class A, 1.86%, 3/20/2036 (b)	1,065	893
Marlette Funding Trust Series 2021-1A, Class B, 1.00%, 6/16/2031 ‡ (b)	679	668
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (b)	1,135	1,078
Series 2021-1A, Class B, 2.33%, 3/20/2026 (b)	285	266
Mission Lane Credit Card Master Trust Series 2021-A, Class A, 1.59%, 9/15/2026 (b)	935	902
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 ‡ (b)	1,106	974
Series 2021-1WA, Class B, 1.44%, 1/22/2041 ‡ (b)	161	147
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 ‡ (b)	650	610
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	556	508
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (b)	458	405
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	1,273	1,122
Octane Receivables Trust Series 2021-1A, Class A, 0.93%, 3/22/2027 (b)	409	395
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 ‡ (b)	260	214
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (b)	593	551
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	2,075	1,842
Orange Lake Timeshare Trust Series 2016-A, Class A, 2.61%, 3/8/2029 (b)	117	113
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (b)	526	514
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (b)	1,068	1,007
Series 2021-3, Class A, 1.15%, 5/15/2029 (b)	950	920
Prestige Auto Receivables Trust Series 2020-1A, Class C, 1.31%, 11/16/2026 (b)	687	681
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (b) (g)	1,170	1,086
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (b) (d)	1,285	1,216
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 ‡ (b) (d)	984	914
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (b)	514	461
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 ‡ (b)	380	339
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 ‡ (b)	810	751
Series 2020-SFR2, Class D, 3.87%, 6/17/2037 ‡ (b)	320	298
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (b)	2,223	1,887
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (b)	910	814

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (b)	600	566
Series 2021-A, Class A, 2.30%, 12/22/2031 (b)	1,640	1,474
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (b)	470	435
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 ‡ (b)	265	246
Series 2021-2A, Class B, 1.80%, 9/20/2038 ‡ (b)	324	300
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027 (b)	461	449
Tricolor Auto Securitization Trust
Series 2021-1A, Class B, 1.00%, 6/17/2024 (b)	270	267
Series 2021-1A, Class C, 1.33%, 9/16/2024 (b)	310	304
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	169	148
Series 2019-2, Class B, 3.50%, 5/1/2028	426	353
Series 2016-2, Class A, 3.10%, 10/7/2028	191	148
Series 2018-1, Class A, 3.70%, 3/1/2030	502	394
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (b)	152	146
Upstart Securitization Trust
Series 2020-3, Class A, 1.70%, 11/20/2030 (b)	50	50
Series 2021-1, Class A, 0.87%, 3/20/2031 (b)	45	45
Series 2021-4, Class A, 0.84%, 9/20/2031 (b)	161	155
US Auto Funding Series 2021-1A, Class B, 1.49%, 3/17/2025 (b)	500	485
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (b) (d)	277	265
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (b) (d)	410	387
Veros Auto Receivables Trust Series 2021-1, Class A, 0.92%, 10/15/2026 (b)	237	233
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (b) (d)	477	433
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (d)	1,822	1,691
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (d)	1,537	1,425
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 ‡ (b) (d)	1,051	972
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (b) (d)	655	609
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 ‡ (b) (d)	1,175	1,078
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (d)	1,446	1,318
Westgate Resorts LLC Series 2022-1A, Class B, 2.29%, 8/20/2036 ‡ (b)	433	408
Westlake Automobile Receivables Trust Series 2020-3A, Class C, 1.24%, 11/17/2025 (b)	260	253
Total Asset-Backed Securities (Cost $72,211)		66,308
Collateralized Mortgage Obligations — 1.0%
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (b) (d)	820	754
Bayview Finance LLC, 0.00%, 7/12/2033 ‡	911	907
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (b)	1,066	919
CFMT LLC
Series 2020-HB4, Class A, 0.95%, 12/26/2030 (b) (g)	161	156
Series 2021-HB5, Class A, 0.80%, 2/25/2031 (b) (g)	1,000	961
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (g)	919	863
Edition Dus aug32, 0.00%, 8/1/2032 (h)	1,000	981
FHLMC, REMIC Series 5225, Class QL, 4.00%, 5/25/2052	810	676
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	418	439

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	200	205
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	347	333
Series 2022-46, Class GZ, 4.50%, 7/25/2052	681	611
Series 2019-7, Class CA, 3.50%, 11/25/2057	1,726	1,641
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	819	843
GNMA
Series 2022-93, Class JZ, 4.50%, 5/20/2052	436	347
Series 2015-H11, Class FC, 2.91%, 5/20/2065 (g)	505	499
Series 2021-H14, Class YD, 8.17%, 6/20/2071 (g)	977	1,014
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (b) (d)	413	381
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (b) (g)	330	317
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (b) (g)	726	678
Series 2021-10, Class A1, 2.49%, 10/25/2026 (b) (d)	326	295
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	525	500
Series 2019-2, Class M55D, 4.00%, 8/25/2058 ‡	978	936
Series 2019-3, Class M55D, 4.00%, 10/25/2058 ‡	867	829
Series 2020-3, Class M5TW, 3.00%, 5/25/2060 ‡	1,196	1,098
Series 2020-3, Class TTW, 3.00%, 5/25/2060 ‡	1,187	1,118
Toorak Mortgage Corp. Ltd. Series 2020-1, Class A1, 2.73%, 3/25/2023 (b) (d)	183	182
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (g)	1,906	1,677
Total Collateralized Mortgage Obligations (Cost $21,979)		20,160
Commercial Mortgage-Backed Securities — 0.4%
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 3.82%, 12/18/2037 (b) (g)	387	383
Series 2021-FL4, Class AS, 4.09%, 12/18/2037 (b) (g)	510	501
BPR Trust Series 2021-KEN, Class A, 4.07%, 2/15/2029 (b) (g)	475	461
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 4.08%, 7/25/2041 (b) (g)	860	803
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K727, Class X1, IO, 0.71%, 7/25/2024 (g)	69,457	521
Series K-1511, Class A1, 3.28%, 10/25/2030	699	660
Series K-1510, Class A2, 3.72%, 1/25/2031	265	249
FHLMC, Multi-Family WI Certificates Series K150, Class A2, 3.71%, 11/25/2032	800	744
FNMA ACES
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (g)	1,590	1,293
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	138	129
Series 2021-M3, Class X1, IO, 2.07%, 11/25/2033 (g)	1,359	122
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (b) (g)	570	505
Series 2015-K48, Class C, 3.77%, 8/25/2048 (b) (g)	40	38
Series 2016-K56, Class B, 4.08%, 6/25/2049 (b) (g)	415	392
Series 2016-K58, Class B, 3.87%, 9/25/2049 (b) (g)	415	386
Series 2017-K728, Class C, 3.77%, 11/25/2050 (b) (g)	215	206
KKR Industrial Portfolio Trust Series 2021-KDIP, Class B, 3.62%, 12/15/2037 ‡ (b) (g)	394	375

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	925	741
Total Commercial Mortgage-Backed Securities (Cost $9,493)		8,509
Foreign Government Securities — 0.1%
Kingdom of Saudi Arabia 2.25%, 2/2/2033 (b)	200	157
Republic of Panama 3.16%, 1/23/2030	300	243
Republic of Peru 2.78%, 12/1/2060	147	79
United Mexican States 3.50%, 2/12/2034	730	554
Total Foreign Government Securities (Cost $1,394)		1,033
	SHARES (000)
Short-Term Investments — 4.0%
Investment Companies — 4.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (i) (Cost $80,398)	80,398	80,398
Total Investments — 102.1% (Cost $2,182,661)		2,051,607
Liabilities in Excess of Other Assets — (2.1)%		(41,689)
NET ASSETS — 100.0%		2,009,918

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2022.

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2022.

(e)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(f)	The rate shown is the effective yield as of September 30, 2022.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2022.

(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	The rate shown is the current yield as of September 30, 2022.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	132	12/16/2022	USD	23,790	(3,468)
Short Contracts
DJ US Real Estate Index	(388)	12/16/2022	USD	(12,327)	1,965
EURO STOXX 50 Index	(158)	12/16/2022	EUR	(5,068)	92
FTSE 100 Index	(67)	12/16/2022	GBP	(5,118)	129
MSCI EAFE E-Mini Index	(122)	12/16/2022	USD	(10,136)	588
MSCI Emerging Markets E-Mini Index	(448)	12/16/2022	USD	(19,533)	2,173
					4,947
					1,479

Abbreviations
EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at September 30, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$50,421	$15,887	$66,308
Collateralized Mortgage Obligations	—	14,518	5,642	20,160
Commercial Mortgage-Backed Securities	—	8,134	375	8,509
Corporate Bonds	—	86,984	—	86,984
Exchange-Traded Funds	626,763	—	—	626,763
Foreign Government Securities	—	1,033	—	1,033
Investment Companies	1,003,065	—	—	1,003,065
Mortgage-Backed Securities	—	72,582	—	72,582
U.S. Treasury Obligations	—	85,805	—	85,805
Short-Term Investments
Investment Companies	80,398	—	—	80,398
Total Investments in Securities	$1,710,226	$319,477	$21,904	$2,051,607
Appreciation in Other Financial Instruments
Futures Contracts	$4,947	$—	$—	$4,947
Depreciation in Other Financial Instruments
Futures Contracts	(3,468)	—	—	(3,468)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,479	$—	$—	$1,479
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of June 30, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2022
Investments in Securities:
Asset-Backed Securities	$24,987	$—	$(374)	$1	$16	$(729)	$1,824	$(9,838)	$15,887
Collateralized Mortgage Obligations	6,096	—	(165)	(1)	—	(288)	—	—	5,642
Commercial Mortgage-Backed Securities	376	—	(1)	—	—	—	—	—	375
Total	$31,459	$—	$(540)	$—	$16	$(1,017)	$1,824	$(9,838)	$21,904

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(540).
There were no significant transfers into or out of level 3 for the period ended September 30, 2022.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at September 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$15,887	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (19.51%)
			Yield (Discount Rate of Cash Flows)	4.97% - 8.41% (6.90%)

Asset-Backed Securities	15,887
	375	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.56% (6.56%)

Commercial Mortgage- Backed Securities	375
	4,735	Discounted Cash Flow	Constant Prepayment Rate	12.50%-100%(86.07%)
			Constant Default Rate	0.00% - 0.50% (0.12%)
			Yield (Discount Rate of Cash Flows)	5.07% - 8.19% (5.69%)

Collateralized Mortgage Obligations	4,735
Total	$20,997

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At September 30, 2022, the value of these investments was $907. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$325,358	$31,439	$8,661	$(1,038)	$(34,053)	$313,045	7,399	$1,173	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	54,675	4,110	10,131	(51)	(4,625)	43,978	561	397	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	78,640	6,765	9,764	(141)	(1,442)	74,058	1,092	318	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	67,478	—	—	—	(1,579)	65,899	1,341	299	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	158,071	1,398	—	—	(7,693)	151,776	21,407	1,398	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	31,678	468	—	—	(1,934)	30,212	5,533	467	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	164,683	16,568	12,329	(3,741)	(17,676)	147,505	10,822	—	—
JPMorgan Equity Index Fund Class R6 Shares (a)	624,806	23,469	35,664	(3,221)	(26,648)	582,742	10,832	2,637	—
JPMorgan High Yield Fund Class R6 Shares (a)	91,217	1,447	—	—	(1,834)	90,830	15,063	1,448	—

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan High Yield Research Enhanced ETF (a)	$4,149	$—	$—	$—	$(116)	$4,033	95	$63	$—
JPMorgan Inflation Managed Bond ETF (a)	13,894	—	—	—	(828)	13,066	288	179	—
JPMorgan U.S. Aggregate Bond ETF (a)	118,802	—	—	—	(6,118)	112,684	2,476	641	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	78,148	106,051	103,801	—	—	80,398	80,398	393	—
Total	$1,811,599	$191,715	$180,350	$(8,192)	$(104,546)	$1,710,226		$9,413	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.